SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments with readily determinable fair value, total fair value	¥ 0		¥ 30,273	¥ 44,808	$ 0
Equity investments accounted for using measurement alternative	216,985		215,898	228,772	$ 29,727
Purchase consideration payable, total (losses) gain	0	$ 0	(14,433)	(28,516)
Equity investments with readily determinable fair value, total (losses) gain	0	$ 0	0	¥ (22,452)
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase consideration payable, total fair value			(678,732)
Equity investments with readily determinable fair value, total fair value			30,273
Structured deposits	90,422
Purchase consideration payable, total (losses) gain			(14,433)
Equity investments with readily determinable fair value, total (losses) gain			(12,469)
Structured deposits under fair value option, total (losses) gain	(422)
Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using measurement alternative			215,898
Long-lived assets in public cloud asset group (Note 8)	4,894,018		3,026,228
Assets and liabilities measured at fair value on a recurring basis long-lived assets in public cloud asset group	(919,724)		(653,670)
Equity investments accounted for using measurement alternative, total gains (losses)			0
Quoted prices in active markets for identical assets (Level 1) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase consideration payable, total fair value			0
Equity investments with readily determinable fair value, total fair value			30,273
Structured deposits	0
Quoted prices in active markets for identical assets (Level 1) | Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using measurement alternative			0
Long-lived assets in public cloud asset group (Note 8)	0		0
Significant other observable inputs (Level 2) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase consideration payable, total fair value			(678,732)
Equity investments with readily determinable fair value, total fair value			0
Structured deposits	90,422
Significant other observable inputs (Level 2) | Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using measurement alternative			0
Long-lived assets in public cloud asset group (Note 8)	0		0
Significant unobservable inputs (Level 3) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase consideration payable, total fair value			0
Equity investments with readily determinable fair value, total fair value			0
Structured deposits	0
Significant unobservable inputs (Level 3) | Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using measurement alternative			215,898
Long-lived assets in public cloud asset group (Note 8)	¥ 4,894,018		¥ 3,026,228